Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table
Year[1]	Summary Compensation Table Total for PEO[2]	Compensation Actually Paid to PEO[3]	Average Summary Compensation Table Total for Non-PEO NEOs[2]	Average Compensation Actually Paid to Non-PEO NEOs[3]	Value of Initial Fixed $100 Investment Based on:[4]		Net Income (GAAP)[6]	Company Selected Metric: EPS[7]
					TSR	Peer Group TSR[5]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$4,923,557	$5,537,243	$1,541,616	$1,675,245	$110.08	$101.92	$287	$1.76
2021	$4,207,894	$5,365,077	$1,395,455	$1,745,204	$106.76	$124.84	$275	$1.62
2020	$3,084,495	$2,225,418	$1,082,224	$821,870	$76.83	$89.37	$178	$1.08

Company Selected Measure Name	EPS
Named Executive Officers, Footnote [Text Block]

[1] Mr. Wenger has served as the PEO for the entirety of 2022, 2021 and 2020 and our Non-PEO NEOs for the applicable years were as follows:

•	2022: Mark R. McCollom, Curtis J. Myers, Natasha Luddington and Angela M. Snyder;
•	2021: Curtis J. Myers, Mark R. McCollom, Angela M. Snyder and Meg R. Mueller; and
•	2020: Mark R. McCollom, Curtis J. Myers, Angela M. Snyder and Beth Ann L. Chivinski.

Peer Group Issuers, Footnote [Text Block]	Peer Group TSR represents the Nasdaq Bank Index, which is used by Fulton for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 4,923,557	$ 4,207,894	$ 3,084,495
PEO Actually Paid Compensation Amount	$ 5,537,243	5,365,077	2,225,418
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$4,923,557	$1,541,616	$4,207,894	$1,395,455	$3,084,495	$1,082,224
Less Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$2,076,061	$462,213	$1,305,528	$395,464	$1,292,385	$393,958
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$2,517,933	$552,934	$1,335,263	$404,470	$1,423,841	$434,250
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$233,715	$57,715	$944,182	$285,212	($901,359)	($267,705)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	-	-	-	-	-	-
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	($61,901)	($14,807)	$183,267	$55,530	($89,174)	($32,941)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$5,537,243	$1,675,245	$5,365,077	$1,745,204	$2,225,418	$821,870

Non-PEO NEO Average Total Compensation Amount	$ 1,541,616	1,395,455	1,082,224
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,675,245	1,745,204	821,870
Equity Valuation Assumption Difference, Footnote [Text Block]	In the table above, the unvested equity values are computed in accordance with ASC Topic 718. For unvested awards subject to performance-based vesting conditions, the equity value is determined based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between CAP and TSR. The graph below illustrates the relationship between TSR and the Peer Group TSR as well as the relationship between CAP and TSR for the PEO and average Non-PEO NEOs.
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between CAP and Net Income. The graph below reflects the relationship between the PEO and average Non-PEO NEOs and Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between CAP and EPS. The graph below reflects the relationship between the PEO and average Non-PEO NEOs’ CAP and Fulton’s EPS for the applicable reporting year.
Tabular List [Table Text Block]

The following is a list of performance measures which represent the most important performance measures used by Fulton to link 2022 CAP to the NEOs:

•	EPS (non-GAAP);
•	ROE; and
•	Operating Expenses/Average Assets.

Each performance measure is reflected on Fulton’s 2022 VCP scorecard.

Total Shareholder Return Amount	$ 110.08	106.76	76.83
Peer Group Total Shareholder Return Amount	101.92	124.84	89.37
Net Income (Loss)	$ 287,000,000	$ 275,000,000	$ 178,000,000
Company Selected Measure Amount | $ / shares	1.76	1.62	1.08
PEO Name	Mr. Wenger	Mr. Wenger	Mr. Wenger
Additional 402(v) Disclosure [Text Block]	Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, Fulton is providing the following information about the relationship between executive compensation actually paid (“CAP”) to Fulton’s principal executive officer (“PEO”) and non-PEO named executive officers (the “Non-PEO NEOs”) and certain aspects of the financial performance of Fulton. The HR Committee does not utilize CAP as the basis for making compensation decisions. Please see the CD&A with respect to our compensation philosophy and how we align executive compensation with our performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Non-GAAP Measure Description [Text Block]	EPS is a Fulton selected measure. Values shown reflect EPS as calculated for purposes of our executive compensation program for the applicable reporting year as set forth in detail under “Non-GAAP Reconciliations” in Annex A to this Proxy Statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Expenses/Average Assets.
PEO [Member] | Less Stock Award Value & Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,076,061	$ 1,305,528	$ 1,292,385
PEO [Member] | Plus Fair Value of Equity Awards Granted That Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,517,933	1,335,263	1,423,841
PEO [Member] | Plus Change in Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	233,715	944,182	(901,359)
PEO [Member] | Plus Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Plus Change in Fair Value of Equity Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,901)	183,267	(89,174)
PEO [Member] | Minus Fair Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Less Stock Award Value & Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	462,213	395,464	393,958
Non-PEO NEO [Member] | Plus Fair Value of Equity Awards Granted That Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	552,934	404,470	434,250
Non-PEO NEO [Member] | Plus Change in Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	57,715	285,212	(267,705)
Non-PEO NEO [Member] | Plus Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus Change in Fair Value of Equity Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,807)	55,530	(32,941)
Non-PEO NEO [Member] | Minus Fair Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0